Cash and cash equivalents - Schedule of net cash outflows (Details)		12 Months Ended
	Oct. 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 29, 2020 GBP (£)
Net cash outflow arising from the Acquisition:
Net cash outflow arising from the Acquisition		$ (2,929,533)	$ 0
Oxsed Limited (note 32)
Disclosure of financial assets [line items]
Percentage of equity interest acquired	100.00%			100.00%
Intangible assets (note 10)	$ 17,619,789
Property, plant and equipment (note 9)	3,209
Trade receivables	8,031
Other receivables	227,082
Inventories	204,495
Cash and cash equivalents	347,761
Trade payables	(968,089)
Accrued expenses	(68,478)
Total identifiable net assets acquired	17,373,800
Cash consideration	3,277,294			£ 2,000,000
Issuance of exchange loan notes	12,870,723
Deferred consideration	1,225,783
Total consideration	17,373,800
Net cash outflow arising from the Acquisition:
Cash consideration paid	(3,277,294)
Less: cash and cash equivalents acquired	347,761
Net cash outflow arising from the Acquisition	$ (2,929,533)